UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT (Parenthetical)	9 Months Ended
Dec. 31, 2021 shares
Common Stock | Digital Health Acquisition Corp.
Issuance of 173,913 warrants issued with Bridge Note, net of offering cost	347